UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 12/31/2012

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	BIF Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$2,977,269,361

Total Investments (Cost – $2,977,269,361) – 100.0%	2,977,269,361
Liabilities in Excess of Other Assets – (0.0)%	(325,447)

Net Assets – 100.0%	$2,976,943,914

BIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,977,269,361 and 87.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2012, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BIF TAX-EXEMPT FUND	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 3.8%
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project, Series A,
0.08%, 1/02/13(a)	$23,000	$23,000,000
Huntsville IDB, Refunding RB, VRDN, AMT (Federal Home Loan Bank LOC),
0.28%, 1/07/13(a)	1,915	1,915,000
Mobile Downtown Redevelopment Authority, RB, VRDN(a):
Series A (National Australia Bank LOC), 0.11%, 1/07/13	5,400	5,400,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.11%, 1/07/13	5,290	5,290,000
Mobile Industrial Development Board, Refunding RB, VRDN, Alabama Power Co. Project (Bank of New York Mellon LOC),
0.13%, 1/02/13(a)	18,200	18,200,000
Parrish Industrial Development Board, Refunding RB, VRDN, Alabama Power Co. Project,
0.13%, 1/02/13(a)	18,850	18,850,000
University of Alabama, Refunding RB, VRDN, FLOATS, Series 83C (Wells Fargo Bank NA SBPA)
0.16%, 1/07/13(a)(b)(c)	26,000	26,000,000
University of Alabama, RB, ROCS, VRDN, Series II-R-12295 (BHAC) (Citibank NA SBPA),
0.14%, 1/07/13(a)(b)	28,710	28,710,000

		127,365,000

Alaska – 0.9%
Alaska Student Loan Corp., Refunding RB, Mandatory Put Bonds, Education Loan, Senior, Series B-1, AMT (State Street Bank & Trust Co. LOC),
0.37%, 6/01/13	7,100	7,100,000
City of Valdez Alaska, Refunding RB, VRDN, Philips Project, Series C,
0.20%, 1/07/13(a)	24,400	24,400,000

		31,500,000

Arizona – 1.5%
Maricopa County Public Finance Corp. Arizona, RB, FLOATS, VRDN, Series 1863 (Wells Fargo Bank NA Guarantor, Wells Fargo Bank NA SBPA),
0.15%, 1/07/13(a)	5,440	5,440,000
Phoenix IDA Arizona, RB, VRDN, Leggett & Platt, Inc. Project, AMT (Wells Fargo Bank NA LOC)
0.35%, 1/07/13(a)	4,870	4,870,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC)(a)
0.13%, 1/07/13	12,910	12,910,000
0.13%, 1/07/13	27,400	27,400,000

		50,620,000

Arkansas – 0.1%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Guarantor, State Street Bank & Trust Co. SBPA),
0.21%, 1/07/13(a)	3,200	3,200,000

California – 7.6%
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC),
0.17%, 1/07/13(a)	4,200	4,200,000
California State Health Financing Authority, RB, VRDN, P-FLOATS, PT-4726 (Bank of America NA SBPA),
0.15%, 1/07/13(a)(b)(c)	14,120	14,120,000
City of Los Angeles CA Wastewater System, RB, VRDN, Eagle, Class A (Citibank NA SBPA),
0.14%, 1/07/13(a)(b)	4,500	4,500,000
Irvine Unified School District, Special Tax Bonds, VRDN, Community Facilities District 9, Series B (Bank of America NA LOC),
0.13%, 1/02/13(a)	4,000	4,000,000
Los Angeles County Housing Authority, RB Refunding, VRDN, Malibu Meadows II, Class C (Fannie Mae SBPA),
0.12%, 1/07/13(a)	3,700	3,700,000
Palos Verdes Peninsula Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, SPEARS, Series 445 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.23%, 1/07/13(a)	12,415	12,415,000
Sacramento Unified School District, FLOATS, GO, Refunding, VRDN, Series 45C (AGM) (Wells Fargo Bank NA Guarantor, Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	10,000	10,000,000
San Mateo Union High School District California, GO, ROCS, VRDN, Series II-R-11578PB (AGC) (PB Capital Corp. SBPA),
0.15%, 1/07/13(a)(b)(c)	13,575	13,575,000
State of California, RAN:
Series A-1, 2.50%, 5/30/13	131,400	132,568,522
Series A-2, 2.50%, 6/20/13	30,400	30,693,770

MASTER TAX EXEMPT LLC	DECEMBER 31, 2012	1

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Upland California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, SPEARS, Series DB-659 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.16%, 1/07/13(a)	$10,526	$10,526,000
West Contra Costa California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, SPEARS, Series DB-632 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.17%, 1/07/13(a)	16,635	16,635,000

		256,933,292

Colorado – 0.7%
Colorado Housing & Finance Authority, RB, VRDN, Class I, M/F, Series C-4 (Federal Home Loan Bank SBPA),
0.14%, 1/07/13(a)	3,930	3,930,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN (JPMorgan Chase Bank NA LOC),
0.18%, 1/07/13(a)	3,400	3,400,000
University of Colorado, RB, ROCS, VRDN, Enterprise, Series II-R1403PB (PB Capital Corp. SBPA),
0.15%, 1/07/13(a)(b)(c)	5,915	5,915,000
University of Colorado Hospital Authority, RB, VRDN, FLOATS, Series A (Wells Fargo Bank NA Guarantor, Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	10,640	10,640,000

		23,885,000

Connecticut – 0.4%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Series D-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA),
0.12%, 1/07/13(a)	13,915	13,915,000

District of Columbia – 0.1%
District of Columbia, RB, VRDN, Community Connections Real (Manufacturers & Traders Trust Co. LOC),
0.13%, 1/07/13(a)	3,500	3,500,000

Florida – 6.0%
Brevard County Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC),
0.19%, 1/07/13(a)	10,035	10,035,000
Charlotte County, Refunding RB, VRDN, Series A (AGM) (Bank of America NA SBPA),
0.24%, 1/07/13(a)	14,605	14,605,000
Collier County IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC),
0.35%, 1/07/13(a)	1,730	1,730,000
County of Palm Beach Florida, RB, VRDN, Flight Safety Project, AMT,
0.15%, 1/07/13(a)	13,000	13,000,000
County of St. John’s Florida, RB, VRDN, Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DB-486 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.20%, 1/07/13(a)(c)	9,820	9,820,000
Florida Housing Finance Corp., RB, VRDN, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC),
0.22%, 1/07/13(a)	6,700	6,700,000
Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12288 (Citibank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	8,000	8,000,000
Florida State, Wells Fargo Stage Trust, GO, Refunding, VRDN, FLOATS, Series 28C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	7,200	7,200,000
Hillsborough County Housing Finance Authority, HRB, VRDN, Brandon, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility),
0.14%, 1/07/13(a)	5,180	5,180,000
Hillsborough County Housing Finance Authority, HRB, VRDN, Claymore Crossings Apartments, AMT (Citibank NA LOC),
0.22%, 1/07/13(a)	1,900	1,900,000
Jacksonville Electric Authority Florida, Water & Sewer System, Refunding RB, VRDN, FLOATS, Series 10C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	14,600	14,600,000
Kissimmee Florida, TECP, Utility Authority, Series B,
0.21%, 2/01/13	4,290	4,290,000
Manatee County Housing Finance Authority, HRB, VRDN, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility),
0.14%, 1/07/13(a)	11,000	11,000,000
Miami-Dade County FL Transit System Sales Surtax Revenue, RB, VRDN, Eagle, Class A (AGC) (Citibank NA SBPA),
0.15%, 1/07/13(a)(b)	7,450	7,450,000
Miami-Dade County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-530 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.17%, 1/07/13(a)(c)	16,035	16,035,000

2	MASTER TAX EXEMPT LLC	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Orange County Florida RBC Muni Products, Inc. Trust, Sales Tax RB, FLOATS, VRDN, Series 0-43 (Royal Bank of Canada SBPA),
0.13%, 1/07/13(a)(b)(c)	$5,115	$5,115,000
Orange County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-553 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.23%, 1/07/13(a)(c)	5,655	5,655,000
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0145, Class A (BHAC) (Citibank NA SBPA),
0.14%, 1/07/13(a)(c)	11,300	11,300,000
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Class A (BHAC) (Citibank NA SBPA),
0.18%, 1/07/13(a)(c)	10,290	10,290,000
Orlando Utilities Commission, Refunding RB, VRDN, Series A,
0.24%, 1/03/13(a)	7,600	7,600,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A (Northern Trust Co. LOC),
0.08%, 1/02/13(a)	2,000	2,000,000
Tampa-Hillsborough County Expressway Authority, Refunding RB, VRDN, Spears, Series DBE-1132 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.18%, 1/07/13(a)(b)(c)	14,760	14,760,000
University of South Florida Research Foundation, Inc., RB, VRDN, University Technology Center Research (Bank of America NA LOC),
0.15%, 1/07/13(a)	6,400	6,400,000
West Palm Beach Special Obligations, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-547 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.23%, 1/07/13(a)(c)	6,215	6,215,000

		200,880,000

Georgia – 1.6%
Main Street Natural Gas, Inc., RB, VRDN, Series A (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA),
0.13%, 1/07/13(a)	21,550	21,550,000
Private Colleges & Universities Authority, RB, VRDN, Mercer University, Series A (Branch Banking & Trust Co. LOC),
0.12%, 1/07/13(a)	5,000	5,000,000
State of Georgia, GO, ROCS, VRDN, Series II-R-11536PB (PB Capital Corp. SBPA),
0.15%, 1/07/13(a)(c)	25,790	25,790,000
Whitfield County Development Authority, RB, VRDN, Aladdin Manufacturing Corp. Project, AMT (Wachovia Bank NA LOC),
0.29%, 1/07/13(a)	3,100	3,100,000

		55,440,000

Illinois – 6.0%
BB&T Municipal Trust, RB, FLOATS, VRDN, Series 5001 (Rabobank Nedeland LOC),
0.22%, 1/07/13(a)(b)(c)	10,575	10,575,000
Chicago Board of Education, GO, Refunding, ROCS, VRDN, Series RR-II-R011879 (AGM) (Citibank NA SBPA),
0.21%, 1/07/13(a)(b)(c)	16,480	16,480,000
Chicago Transit Authority, COP, ROCS, VRDN, Series II-R-11786 (AGC) (Citibank NA SBPA),
0.65%, 1/07/13(a)(b)(c)	6,595	6,595,000
City of Chicago Illinois, RB, Deutsche Bank SPEARS/LIFERS Trust, SPEARS, VRDN(a)(c):
Series DBE-534 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.17%, 1/07/13	4,465	4,465,000
Series DB-502 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.17%, 1/07/13	40,600	40,600,000
City of Chicago Illinois O’Hare International Airport, Refunding RB, VRDN, Third Lien, Series D (Barclays Bank LOC),
0.14%, 1/07/13(a)	7,000	7,000,000
City of Chicago Illinois, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 31C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	5,000	5,000,000
DeKalb & Kane Counties Community Unit School District No 427 Sycamore, GO, CAB, VRDN, School Building, Series 400 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.19%, 1/07/13(a)(c)	12,765	12,765,000
Illinois Finance Authority, Refunding RB, VRDN(a):
Advocate Health Care Network, Sub-Series C-1 (JPMorgan Chase Bank NA SBPA), 0.14%, 1/07/13	35,000	35,000,000
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.13%, 1/07/13(c)	3,150	3,150,000
St. Xavier University Project, Series A (Bank of America NA LOC), 0.16%, 1/07/13	5,285	5,285,000

MASTER TAX EXEMPT LLC	DECEMBER 31, 2012	3

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, VRDN, ROCS RR II R-11624 (AGC) (Citibank NA SBPA),
0.38%, 1/07/13(a)(b)(c)	$16,100	$16,100,000
Illinois State Financial Authority, RB, VRDN, SPEARS, Ascension Health, Series DBE-1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.17%, 1/07/13(a)(b)(c)	9,735	9,735,000
University of Illinois, RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank NA LOC),
0.15%, 1/07/13(a)	25,250	25,250,000
University of Illinois, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0124, Class A (Citibank NA SBPA),
0.17%, 1/07/13(a)(c)	10,000	10,000,000

		208,000,000

Indiana – 1.9%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC),
0.23%, 1/07/13(a)	4,100	4,100,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics, Inc., AMT (Comerica Bank LOC),
0.23%, 1/07/13(a)	2,725	2,725,000
Indiana Health Facility Financing Authority, RB, VRDN(a):
Deaconess Hospital Obligation, Series B (JPMorgan Chase Bank NA LOC), 0.15%, 1/07/13	21,215	21,215,000
Senior Living, Greencroft Obligation (Bank of America NA LOC), 0.14%, 1/07/13	10,945	10,945,000
Indianapolis Local Public Improvement Bond Bank, RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA SBPA),
0.28%, 1/07/13(a)(b)(c)	24,825	24,825,000

		63,810,000

Iowa – 3.2%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC),
0.28%, 1/07/13(a)	3,110	3,110,000
Iowa Finance Authority, RB, VRDN (a):
CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.33%, 1/07/13	94,000	94,000,000
M\F Housing, Series A, AMT(Wells Fargo Bank NA SBPA), 0.18%, 1/07/13	3,650	3,650,000
Iowa State Special Obligations, Barclays Capital Municipal Trust Receipts, RB, VRDN, FLOATS, Series 13B-C-D (Barclays Bank Plc SBPA),
0.15%, 1/07/13(a)(b)(c)	6,200	6,200,000

		106,960,000

Kansas – 0.2%
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA),
0.19%, 1/07/13(a)(b)(c)	2,715	2,715,000
Kansas Development Finance Authority, RB, VRDN, P-FLOATS, Series MT-768 (Bank of America SBPA),
0.19%, 1/07/13(a)(b)(c)	5,450	5,450,000

		8,165,000

Kentucky – 0.4%
County of Warren Kentucky, Refunding RB, VRDN, Bowling Green-Warren County Community Hospital Corp. Project (AGC) (Branch Banking & Trust SBPA),
0.18%, 1/07/13(a)	13,075	13,075,000

Louisiana – 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B,
0.25%, 1/07/13(a)	7,500	7,500,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, AMT(a):
BASF Corp. Project, 0.28%, 1/07/13	4,000	4,000,000
Honeywell International, Inc. Project, 0.33%, 1/07/13	6,000	6,000,000
Louisiana Public Facilities Authority, RB, Air Products & Chemicals Projects, VRDN(a):
0.07%, 1/02/13	5,500	5,500,000
Series C, AMT, 0.07%, 1/02/13	10,100	10,100,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project,
0.28%, 1/07/13(a)	10,100	10,100,000

		43,200,000

Maryland – 2.0%
County of Baltimore Maryland, RB, VRDN, Paths at Loveton (Manufacturers & Traders Trust Co. LOC),
0.18%, 1/07/13(a)	3,610	3,610,000

4	MASTER TAX EXEMPT LLC	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA),
0.28%, 1/07/13(a)(b)(c)	$1,318	$1,318,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders Trust Co. LOC)(a):
Bakery de France Facility, 0.43%, 1/07/13	8,995	8,995,000
Linemark Printing Project, 0.33%, 1/07/13	3,290	3,290,000
Pharmaceutics International, Inc., Series A, 0.28%, 1/07/13	3,585	3,585,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS RR II R-11594 (AGC) (Citibank NA SBPA),
0.33%, 1/07/13(a)(b)(c)	25,125	25,125,000
Prince George’s County Maryland, Refunding RB, VRDN, Collington Episcopal Life Care Community, Inc., Series B (Bank of America NA LOC),
0.14%, 1/07/13(a)	23,310	23,310,000

		69,233,000

Massachusetts – 3.3%
City of Haverhill, GO, Refunding, BAN:
1.50%, 3/01/13	5,728	5,736,576
1.00%, 12/13/13	2,538	2,551,607
Commonwealth of Massachusetts, GO, VRDN(a):
Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (Bank of America NA SBPA), 0.15%, 1/02/13	14,955	14,955,000
Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series B (US Bank NA SBPA), 0.11%, 1/02/13	1,400	1,400,000
Consolidated Loan of 2006, Series B, 0.13%, 1/02/13	10,900	10,900,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN(a):
7-Month Window, Senior Series A, 0.22%, 1/07/13	3,500	3,500,000
FLOATS, Series 51C (Wells Fargo Bank NA SBPA), 0.16%, 1/07/13(b)(c)	4,745	4,745,000
Transportation System, Series A-1 (Barclays Bank Plc SBPA), 0.13%, 1/07/13	9,800	9,800,000
Massachusetts Development Finance Agency, Refunding RB, VRDN(a):
Briarwood Retirement (M&T Bank LOC), 0.10%, 1/07/13	2,065	2,065,000
You, Inc. (BankNorth NA LOC), 0.12%, 1/07/13	5,900	5,900,000
Massachusetts Development Finance Agency, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-38 (Royal Bank of Canada SBPA),
0.14%, 1/07/13(a)(b)(c)	7,995	7,995,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Health, Series P2 (JPMorgan Chase Bank NA SBPA),
0.13%, 1/07/13(a)	9,000	9,000,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Great Brook Valley Health Center, Series A (TD Bank NA LOC),
0.13%, 1/07/13(a)	980	980,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, SPEARS, Series DBE-528 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.16%, 1/07/13(a)	7,985	7,985,000
Massachusetts State Transportation Fund, Wells Fargo Stage Trust, RB, VRDN, FLOATS, Series 30C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	8,160	8,160,000
Massachusetts Water Resources Authority, RBC Municipal Products Inc Trust, RB, VRDN, FLOATS, Series E-42 (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA),
0.13%, 1/07/13(a)(c)	10,000	10,000,000
Town of Amesbury, GO, BAN,
1.00%, 12/13/13	4,118	4,138,257
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2 (State Guaranteed),
0.22%, 1/03/13(a)	3,240	3,240,000

		113,051,440

Michigan – 3.1%
Detroit Water Supply System, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, PUTTERS, Series 4240 (BHAC) (Deutsche Bank AG SBPA),
0.38%, 1/07/13(a)(b)(c)	7,740	7,740,000

MASTER TAX EXEMPT LLC	DECEMBER 31, 2012	5

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	$4,595	$4,595,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C (Citibank NA LOC),
0.13%, 1/07/13(a)	9,100	9,100,000
Michigan Finance Authority, RB, VRDN, Higher Education Facilities(a):
Adrian College (Comerica Bank LOC), 0.18%, 1/07/13	2,000	2,000,000
University of Detroit Mercy Project (JPMorgan Chase Bank NA LOC), 0.14%, 1/07/13	3,700	3,700,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC),
0.13%, 1/07/13(a)	8,000	8,000,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.18%, 1/07/13(a)(c)	37,345	37,345,000
Michigan State Hospital Finance Authority, RB, VRDN, Window, Ascension Health Senior Credit,
0.22%, 1/03/13(a)	3,465	3,465,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit,
0.22%, 1/03/13(a)	3,700	3,700,000
Michigan State Housing Development Authority, RB, VRDN, M/F Housing, Series C, AMT (JPMorgan Chase Bank NA SBPA),
0.18%, 1/07/13(a)	10,000	10,000,000
Michigan Strategic Fund, RB, VRDN, Limited Obligation, AMT(a):
Lanse Warden (Standard Charter LOC), 0.48%, 1/07/13	7,300	7,300,000
MANS LLC Project (Comerica Bank LOC), 0.23%, 1/07/13	4,600	4,600,000
University of Michigan, Refunding RB, VRDN, Series B (Northern Trust Company SBPA),
0.09%, 1/02/13(a)	2,000	2,000,000

		103,545,000

Minnesota – 0.1%
Minneapolis Minnesota, Health Care System, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.13%, 1/07/13(a)(b)(c)	4,200	4,200,000

Mississippi – 1.2%
Jackson County, Refunding RB, VRDN, Chevron USA Inc. Project,
0.07%, 1/02/13(a)	10,000	10,000,000
Mississippi Business Finance Corp., RB, VRDN, Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,(a):
Series A, 0.07%, 1/02/13	16,950	16,950,000
Series G, 0.07%, 1/02/13	14,750	14,750,000

		41,700,000

Missouri – 1.8%
City of Kansas City Missouri, Refunding RB, VRDN, Hospital Roe Bartle, Series E (Sumitomo Mitsui Trust Bank Ltd. LOC),
0.13%, 1/07/13(a)	3,300	3,300,000
City of North Kansas City Missouri, Refunding RB, VRDN, North Kansas City Hospital (Bank of America NA LOC),
0.17%, 1/02/13(a)	14,355	14,355,000
Kansas City IDA, Refunding RB, VRDN, Ewing Marion Kaufman Foundation,
0.13%, 1/02/13(a)	13,000	13,000,000
Missouri State Health & Educational Facilities Authority, RB, VRDN (a):
Ascension Health Senior Credit, Series C-1, 0.12%, 1/07/13	4,000	4,000,000
BJC Health System, Series B (US Bank NA SBPA), 0.12%, 1/02/13	21,000	21,000,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT,
0.28%, 1/07/13(a)	6,000	6,000,000

		61,655,000

6	MASTER TAX EXEMPT LLC	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska – 1.3%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse SBPA),
0.15%, 1/07/13(a)(c)	$16,000	$16,000,000
Public Power Generation Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 4131 (BHAC) (JPMorgan Chase Bank NA SBPA),
0.17%, 1/07/13(a)(b)(c)	26,855	26,855,000

		42,855,000

Nevada – 0.9%
County of Clark Nevada, Refunding ARB, RAN, Airport System Revenue, Junior Subordinate Lien Series A-1, AMT,
2.00%, 7/01/13	31,200	31,444,920

New Hampshire – 0.3%
New Hampshire Health & Education Facilities Authority, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA),
0.13%, 1/07/13(a)(c)	10,235	10,235,000

New Jersey – 4.2%
State of New Jersey, Refunding RB, Transportation, Series C,
2.50%, 6/27/13	125,000	126,314,768
Township of Clark New Jersey, GO, BAN,
1.25%, 3/22/13	4,915	4,923,794
Township of Marlboro New Jersey, GO, BAN,
1.25%, 6/13/13	2,900	2,909,720
Township of Old Bridge, GO, BAN,
1.00%, 10/15/13	6,668	6,697,333

		140,845,615

New Mexico – 1.3%
City of Rio Rancho New Mexico, Eclipse Funding Trust, RB, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA),
0.13%, 1/07/13(a)(c)	10,000	10,000,000
University of New Mexico, Refunding RB, VRDN, Sub-Lien System, Series C (JPMorgan Chase Bank NA SBPA),
0.15%, 1/07/13(a)	34,325	34,325,000

		44,325,000

New York – 6.3%
Arlington Central School District, GO, Refunding, BAN,
1.00%, 11/15/13	3,300	3,317,208
City of New York, New York, GO, VRDN, Sub-Series G7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.09%, 1/02/13(a)	17,100	17,100,000
City of New York, New York, GO, VRDN(a):
Series F-4 (Landesbank Hessen-Thuringen LOC), 0.18%, 1/07/13	9,700	9,700,000
Sub-Series F-3 (Sumitomo Mitsui Banking LOC), 0.11%, 1/07/13	2,500	2,500,000
East Islip Union Free School District, GO, TAN,
1.00%, 6/28/13	10,000	10,022,470
Middletown City School District, GO, Refunding, BAN,
1.00%, 9/26/13	14,420	14,490,866
New York City Housing Development Corp., RB, M/F Housing, VRDN(a):
Balton, Series A (Freddie Mac Credit Agreement, Freddie Mac Liquidity Facility), 0.15%, 1/07/13	4,250	4,250,000
Series K-2 (Wells Fargo Bank NA SBPA), 0.11%, 1/07/13	10,000	10,000,000
New York City Housing Development Corp., Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Thuringen LOC),
0.14%, 1/07/13(a)	4,000	4,000,000
New York City Industrial Development Agency, RB, VRDN, Korean Air Lines Co., AMT (Kookmin Bank LOC)(a):
Series A, 0.35%, 1/07/13	27,200	27,200,000
Series C, 0.35%, 1/07/13	5,000	5,000,000
New York City Municipal Water Finance Authority, RB, VRDN, Second General Resolution, (State Street Bank & Trust Co. SBPA),
0.10%, 1/02/13(a)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA),
0.17%, 1/07/13(a)(b)(c)	6,900	6,900,000
New York City Transitional Finance Authority, Refunding RB, VRDN, Series A-4 (TD Bank NA LOC),
0.09%, 1/02/13(a)	29,315	29,315,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA),
0.12%, 1/02/13(a)	2,700	2,700,000
New York State HFA, RB, VRDN, 175 West 60th Street (Manufacturers & Traders LOC),
0.12%, 1/07/13(a)	4,000	4,000,000

MASTER TAX EXEMPT LLC	DECEMBER 31, 2012	7

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 3192, AMT (JPMorgan Chase Bank NA SBPA),
0.19%, 1/07/13(a)(b)(c)	$25,325	$25,325,000
Putnam County, GO, TAN,
1.00%, 10/25/13	12,000	12,066,547
Sewanhaka Central High School District of Elmont, GO, TAN,
0.75%, 6/21/13	8,500	8,516,810
Town of Grand Island, GO, BAN,
0.75%, 10/16/13	7,556	7,580,309

		213,984,210

North Carolina – 2.0%
Alamance County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC),
0.30%, 1/07/13(a)	800	800,000
Charlotte Housing Authority North Carolina, RB, VRDN (Wachovia Bank NA LOC)(a):
Oak Park Project, 0.12%, 1/07/13	5,000	5,000,000
Stonehaven East Project, 0.12%, 1/07/13	8,850	8,850,000
Charlotte North Carolina, TECP,
0.18%, 3/14/13	1,000	1,000,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Windows,
0.23%, 1/03/13(a)	2,985	2,985,000
County of Mecklenburg, GO, Refunding, VRDN, 7-Month Windows, Series D,
0.23%, 1/03/13(a)	5,700	5,700,000
County of Mecklenburg, COP, VRDN (Branch Banking & Trust Co. SBPA),
0.13%, 1/07/13(a)	270	270,000
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank LOC),
0.35%, 1/07/13(a)	710	710,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Duke University Project, Series A,
0.13%, 1/02/13(a)(b)	2,300	2,300,000
Lee County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, AMT(a):
Ardeen Corp. Project (Comerica Bank LOC), 0.23%, 1/07/13	2,550	2,550,000
Lee Central LLC Project (Wells Fargo Bank NA SBPA), 0.30%, 1/07/13	2,050	2,050,000
North Carolina Agricultural Finance Authority, RB, VRDN, Albemarle Cotton Growers, AMT (Wells Fargo Bank NA SBPA),
0.30%, 1/07/13(a)	700	700,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA SBPA),
0.35%, 1/07/13(a)	910	910,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, High Point University Project (Branch Banking & Trust LOC),
0.13%, 1/07/13(a)	925	925,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC),
0.16%, 1/07/13(a)	15,800	15,800,000
North Carolina Educational Facilities Finance Agency, RB, VRDN, Elon College (TD Bank NA LOC),
0.12%, 1/07/13(a)	900	900,000
North Carolina HFA, RB, VRDN, MERLOTS, Series B12, AMT (Wachovia Bank NA SBPA),
0.21%, 1/07/13(a)(b)(c)	5,970	5,970,000
South Central Water & Sewer District, GO, BAN, Series B,
1.00%, 1/23/13	8,200	8,202,809
Yancey County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec Industries, Inc. Project, AMT (Branch Banking & Trust Co. LOC),
0.20%, 1/07/13(a)	3,500	3,500,000

		69,122,809

Ohio – 1.6%
City of Sharonville Ohio, GO, BAN, Various Purpose,
1.00%, 7/11/13	5,835	5,850,266
Cleveland-Cuyahoga County Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank NA LOC),
0.15%, 1/07/13(a)	20,830	20,830,000
County of Trumbull Ohio, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC),
0.15%, 1/07/13(a)	6,545	6,545,000
Franklin County Ohio Hospital, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Ohio Health, Series 78C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	3,405	3,405,000

8	MASTER TAX EXEMPT LLC	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA),
0.10%, 1/02/13(a)	$12,410	$12,410,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo & Co. SBPA),
0.16%, 1/07/13(a)(b)(c)	3,485	3,485,000

		52,525,266

Oregon – 0.4%
Port of Portland, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC),
0.17%, 1/07/13(a)	7,275	7,275,000
State of Oregon, GO, VRDN, Veterans Welfare, Series 84 (Bank of Tokyo-Mitsubishi UFJ SBPA),
0.14%, 1/07/13(a)	5,350	5,350,000

		12,625,000

Pennsylvania – 3.9%
Allegheny County Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.13%, 1/07/13(a)(b)(c)	14,590	14,590,000
Blair County IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC),
0.18%, 1/07/13(a)	2,100	2,100,000
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.13%, 1/07/13(a)(b)(c)	3,970	3,970,000
Commonwealth of Pennsylvania, Clipper Caravel Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA),
0.14%, 1/07/13(a)(b)(c)	12,500	12,500,000
Delaware River Port Authority, Refunding RB, VRDN, Series B (TD Bank NA LOC),
0.11%, 1/07/13(a)	12,790	12,790,000
Emmaus General Authority, RB, VRDN(a):
(AGM) (Wells Fargo Bank NA SBPA), 0.20%, 1/07/13	49,000	49,000,000
Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.14%, 1/07/13	2,395	2,395,000
Lancaster County Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC),
0.18%, 1/07/13(a)	2,595	2,595,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc. West Point Project, AMT,
0.23%, 1/07/13(a)	3,700	3,700,000
Pennsylvania Housing Finance Agency, RB, VRDN, P-FLOATS, MT-827 (Bank of America NA SBPA),
0.31%, 1/07/13(a)(b)	4,540	4,540,000
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA),
0.14%, 1/07/13(a)(c)	2,900	2,900,000
Pennsylvania Turnpike Commission, Refunding RB, VRDN, Series D (AGM) (JPMorgan Chase Bank NA SBPA),
0.16%, 1/07/13(a)	10,400	10,400,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC),
0.18%, 1/07/13(a)	11,130	11,130,000

		132,610,000

South Carolina – 0.3%
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA),
0.14%, 1/07/13(a)(c)	11,500	11,500,000

Tennessee – 4.7%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank SBPA),
0.18%, 1/07/13(a)(b)(c)	10,000	10,000,000
Metropolitan Government of Nashville & Davidson County IDB, RB, VRDN, Nashville Symphony Hall Project (Bank of America NA LOC),
0.16%, 1/07/13(a)	11,363	11,363,000
Montgomery County Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC),
0.19%, 1/07/13(a)	1,225	1,225,000

MASTER TAX EXEMPT LLC	DECEMBER 31, 2012	9

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN, Methodist Le Bonheur (AGC) (US Bank NA SBPA)(a):
Series A, 0.18%, 1/07/13	$105,000	$105,000,000
Series B, 0.27%, 1/07/13	25,000	25,000,000
Tennessee Housing Development Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, PUTTERS, Series 4191, AMT (JPMorgan Chase Bank NA SBPA),
0.19%, 1/07/13(a)(b)(c)	6,085	6,085,000

		158,673,000

Texas – 14.4%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Project, AMT(a):
0.28%, 1/07/13	50,000	50,000,000
0.28%, 1/07/13	25,000	25,000,000
Brazos River Harbor Navigation District, RB, VRDN, Port Freeport, BASF Corp. Project, AMT(a):
0.28%, 1/07/13	18,400	18,400,000
0.28%, 1/07/13	15,800	15,800,000
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, VRDN, ROCS, Series RR-II-R-14042PB (BP Capital Corp. SBPA),
0.15%, 1/07/13(a)(b)(c)	7,255	7,255,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-533 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA,),
0.17%, 1/07/13(a)(c)	6,880	6,880,000
City of Houston TX Utility System, Refunding RB, VRDN, ROCS, Series RR-II-R-12323 (BHAC) (Citibank NA SBPA),
0.11%, 1/02/13(a)(b)(c)	18,200	18,200,000
City of San Antonio TX Water System, Refunding RB, VRDN, FLOATS, Series A (Wells Fargo Bank NA Liquidity Facility),
0.16%, 1/07/13(a)(b)(c)	10,320	10,320,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA),
0.16%, 1/07/13(a)(c)	10,000	10,000,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA),
0.15%, 1/07/13(a)	2,600	2,600,000
El Paso Independent School District, GO, Refunding, VRDN, School Building (PSF-GTD) (JPMorgan Chase Bank Liquidity Facility),
0.14%, 1/07/13(a)(b)(c)	18,875	18,875,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital(a):
Sub-Series C-1, 0.12%, 1/02/13	45,600	45,600,000
Sub-Series C-2, 0.12%, 1/02/13	46,000	46,000,000
Lamar Texas Independent School District, GO, VRDN, P-FLOATS-MT-826 (PSF-GTD) (Bank of America NA SBPA),
0.16%, 1/07/13(a)(b)(c)	7,475	7,475,000
Lovejoy ISD, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 19C (Texas Permanent School Fund Guarantor, Wells Fargo Bank NA SBPA) (PSF-GTD),
0.16%, 1/07/13(a)(b)(c)	14,835	14,835,000
North Texas Tollway Authority, Refunding RB, VRDN, Deutsche Bank SPEARS/LIFERS Trust, Series DB-626 (AGC) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA),
0.17%, 1/07/13(a)(c)	11,487	11,487,000
Port of Arthur Navigation District Texas Industrial Development Corp., RB, VRDN, Total Petrochemicals & Refining USA, Inc. Project,
0.16%, 1/07/13(a)	9,600	9,600,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT,
0.20%, 1/07/13(a)	22,650	22,650,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank SBPA),
0.18%, 1/07/13(a)(b)(c)	4,100	4,100,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009 (Texas Permanent School Fund Guarantor, Deutsche Bank AG SBPA) (PSF-GTD),
0.16%, 1/07/13(a)(c)	5,140	5,140,000
State of Texas, GO, VRDN, Veterans Housing Assistance Program Fund II, Series A, AMT (Landesbank Hessen-Thuringen SBPA),
0.15%, 1/07/13(a)	3,315	3,315,000
State of Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 4263 (JPMorgan Chase Bank NA SBPA),
0.14%, 1/02/13(a)(b)(c)	55,000	55,000,000

MASTER TAX EXEMPT LLC	DECEMBER 31, 2012	10

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., RB, VRDN, FLOATS(a)(b)(c):
Series 1201 (Bank of America NA LOC), 0.15%, 1/07/13	$5,790	$5,790,000
Series 2973 (Morgan Stanley Bank SBPA), 0.18%, 1/07/13	36,000	36,000,000
Series 2974 (Credit Suisse NY SBPA), 0.13%, 1/07/13	12,000	12,000,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC),
0.20%, 1/07/13(a)	4,825	4,825,000
`Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	5,615	5,615,000
Texas State University System, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 79C (Wachovia Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	4,700	4,700,000
Texas State, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 15C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	9,915	9,915,000

		487,377,000

Utah – 0.6%
City of Murray Utah, RB, IHC Health Services, Inc., VRDN, Series C,
0.12%, 1/02/13(a)	3,445	3,445,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Bank SBPA),
0.18%, 1/07/13(a)(b)(c)	8,200	8,200,000
Weber County, RB, VRDN, IHC Health Services, Series C (Bank of New York Mellon SBPA),
0.14%, 1/02/13(a)	9,000	9,000,000

		20,645,000

Virginia – 1.9%
Alexandria Virginia IDA, RB, VRDN(a):
American Academy of Otolaryngology, Head and Neck Surgery Foundation, Series B (Bank of America NA LOC), 0.16%, 1/07/13	6,310	6,310,000
Young Men’s Christian Association (Manufacturers & Traders Trust Co. LOC), 0.18%, 1/07/13	1,200	1,200,000
Arlington County IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Guarantor, Freddie Mac Liquidity Facility),
0.12%, 1/07/13(a)	4,200	4,200,000
Clipper Tax-Exempt Certificate Trust, RB, VRDN, Partner Virginia, State Commonwealth Transportation Board, AMT, (State Street Bank & Trust Co. Liquidity Facility),
0.13%, 1/07/13(a)(b)	12,160	12,160,000
Fairfax County IDA, RB, VRDN, 7-Months Window, Healthcare, Inova Health System,
0.21%, 1/03/13(a)	10,500	10,500,000
Virginia College Building Authority, RB, 21st Century College, VRDN (Wachovia Bank NA SBPA)(a):
Series B, 0.10%, 1/02/13	565	565,000
Series C, 0.10%, 1/02/13	17,105	17,105,000
Virginia College Building Authority, Refunding RB, VRDN(a):
Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank Plc SBPA), 0.19%, 1/07/13(b)(c)	1,335	1,335,000
University of Richmond Project (Wachovia Bank NA SBPA), 0.10%, 1/02/13	655	655,000
Virginia Commonwealth Transportation Board, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 44C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	2,035	2,035,000
Virginia HDA, RB, MERLOTS, VRDN, Series B-19, AMT (Wachovia Bank NA SBPA),
0.21%, 1/07/13(a)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C-42, AMT (Wachovia Bank NA SBPA),
0.21%, 1/07/13(a)(c)	2,880	2,880,000
Winchester IDA Virginia, Refunding RB, VRDN, Westminster-Canterbury, Series B (Branch Banking & Trust Co. LOC),
0.13%, 1/07/13(a)	925	925,000

		62,870,000

Washington – 3.2%
Austin Trust, Refunding RB, VRDN, Bank of America Series 2008-1180 (Bank of America NA SBPA),
0.15%, 1/07/13(a)	10,000	10,000,000
County of King, Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2-C (Wells Fargo Bank NA SBPA),
0.16%, 1/07/13(a)(b)(c)	15,980	15,980,000
Port of Tacoma, Washington, ARB, VRDN, ROCS, RR-II-12056 (FSA) (Citibank NA SBPA),
0.23%, 1/07/13(a)	9,900	9,900,000

MASTER TAX EXEMPT LLC	DECEMBER 31, 2012	11

Schedule of Investments (continued)	Master Tax Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA SBPA),
0.27%, 1/07/13(a)(b)(c)	$20,000	$20,000,000
Washington State Housing Finance Commission, RB, VRDN(a):
Affinity Southridge, Series A (East West Bank LOC, Federal Home Loan Bank LOC), 0.15%, 1/07/13	5,400	5,400,000
Non ACE Traditions, AMT(East West Bank LOC, Federal Home Loan Bank of San Francisco LOC), 0.15%, 1/07/13	9,000	9,000,000
Washington State Housing Finance Commission, RB, VRDN, Series A, AMT(a):
Heatherwood (Freddie Mac Guarantor, Freddie Mac Liquidity Facility), 0.18%, 1/07/13	10,625	10,625,000
Mill Pointe (Freddie Mac Liquidity Agreement), 0.18%, 1/07/13	9,325	9,325,000
Springfield (Freddie Mac Guarantor, Freddie Mac Liquidity Facility), 0.18%, 1/07/13	11,050	11,050,000
Washington State University, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Student Fee Bonds, PUTTERS, Series 4241 (Deutsche Bank AG SBPA),
0.17%, 1/07/13(a)(b)(c)	7,635	7,635,000

		108,915,000

West Virginia – 0.2%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Banking LOC),
0.15%, 1/07/13(a)	5,800	5,800,000
Wisconsin – 4.7%
State of Wisconsin, ECN, Petroleum Inspection Fee, TECP,
0.26%, 1/17/13	15,000	15,000,000
State of Wisconsin, ECN, TECP:
0.25%, 1/14/13	10,500	10,500,000
0.26%, 1/15/13	11,320	11,320,000
0.25%, 1/17/13	29,200	29,200,000
0.26%, 2/06/13	4,000	4,000,000
0.24%, 2/12/13	15,146	15,146,000
0.22%, 4/01/13	40,000	40,000,000
0.23%, 4/04/13	26,000	26,000,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wachovia Bank NA LOC),
0.23%, 1/07/13(a)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, Housing River Shores Regency, AMT (US Bank LOC),
0.20%, 1/07/13(a)	5,220	5,220,000

		160,386,000

Wyoming – 0.3%
County of Lincoln Wyoming, Refunding RB, VRDN, PacifiCorp Project (Wells Fargo Bank NA LOC),
0.15%, 1/07/13(a)	11,250	11,250,000

Total Investments (Cost – $3,381,821,552*) – 99.7%		3,381,821,552
Other Assets Less Liabilities – 0.3%		9,661,576

Net Assets – 100.0%		$3,391,483,128

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

12	MASTER TAX EXEMPT LLC	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Tax Exempt LLC

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts
ECN	Extendible Commercial Note
EDA	Economic Development Authority
EDC	Economic Development Corp.
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance, Inc.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
P-FLOATS	Puttable Floating Rate Securities
PSF-GTD	Permanent School Fund Guaranteed
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

MASTER TAX EXEMPT LLC	DECEMBER 31, 2012	13

Schedule of Investments (concluded)	Master Tax Exempt LLC

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	–	$3,381,821,552	–	$3,381,821,552

[1]	See above Schedule of Investments for values in each state.

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $11,435,697 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

14	MASTER TAX EXEMPT LLC	DECEMBER 31, 2012

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Executive Officer (principal financial officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 22, 2013